Note 9. Capital Stock (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Mar. 11, 2016	Mar. 10, 2016	Oct. 19, 2015	Jul. 22, 2015	Jun. 17, 2015	Mar. 16, 2015	Mar. 15, 2015	Dec. 31, 2014
Preferred Stock, Shares Authorized			1,000,000	3,000,000	1,000,000	3,000,000				3,000,000	10,000,000	3,000,000
Common Stock, Shares Authorized										30,000,000	500,000,000
Stockholders' Equity, Reverse Stock Split	7:1 reverse split
Common Stock, Voting Rights				each share of Class A common stock has 10 votes for each share held, while the Company's common stock has one vote per share
Share Price			$ 10.15					$ 10
Stock and warrants issued for cash, Value		$ 10,000,000	$ 41,761,319	$ 24,500,000
Proceeds from Issuance of Private Placement				$ 14,500,000
Common Class A
Common Stock, Shares Authorized			1,161,161	1,300,000	1,161,116	1,300,000	1,300,000		12,000,000			1,300,000
Common Stock [Member]
Common Stock, Shares Authorized			11,000,000	28,700,000	11,000,000	18,000,000	28,700,000		18,000,000			28,700,000
Class A Common Stock
Stock and warrants issued for cash, Shares				1,000,000
Stock and warrants issued for cash, Value				$ 1,000
Common Stock [Member]
Stock and warrants issued for cash, Shares			4,114,415	1,450,000
Stock and warrants issued for cash, Value			$ 4,115	$ 1,450
Warrant
Exercise Price of Warrants				$ 10
Warrant Expiration Date				Jun. 18, 2025
Exercise Price Range, Upper Range Limit				$ 10
Exercise Price Range, Lower Range Limit				$ 8
Additional Paid-In Capital
Stock and warrants issued for cash, Value			$ 41,757,204	$ 24,497,550
$10 per share | Warrant
Warrants Outstanding				103,032
$8 per share | Warrant
Warrants Outstanding				$ 2,524
Majority Stockholders 1 & 2 | Common Class A
Stock and warrants issued for cash, Shares		500,000
Majority Stockholders 1 & 2 | Warrant
Stock and warrants issued for cash, Shares				50,000
Boulderado Partners LLC
Stock and warrants issued for cash, Shares				250,000
Magnolia Capital Fund, LP
Stock and warrants issued for cash, Shares				1,200,000
Former Controlling Stockholder
Capital contribution to the Company				$ 5,163
Controlling stockholder [Member] | Common Stock [Member]
Stock and warrants issued for cash, Shares			2,906,403